Subsequent Events - Normal Course Issuer Bid (Details) - Common shares	Mar. 01, 2018 shares
Disclosure of classes of share capital [line items]
Repurchase of common shares, number authorized	14,000,000
Authorized repurchase of common shares, percentage of public float	5.00%